Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies.
Schedule of future minimum payments under non-cancelable operating leases	As of March 31, 2020, future minimum payments under non-cancelable operating leases were as follows: Future Lease Payments

Within one year	$56,707
Total	$56,707